FINANCIAL RISK MANAGEMENT (Market risk narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 2,036,957	$ 3,221,907
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 5,000	4,900
Net investments exposed to volatility in exchange rate, amount	1,800,000
Reasonably possible change in risk variable, impact on equity	$ 17,700	11,900
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 26,800	$ 20,500
Argentina, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Devaluation, percent	50.50%	14.80%
Change in risk variable, impact on comprehensive income	$ (387,000)	$ (97,000)
Change in risk variable, impact on profit and loss	(188,000)	(47,000)
Effect of inflation adjustment	$ 173,000
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (2,100)	(1,100)
Mexico, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 5,800	4,300
Colombia, Pesos | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ (200)	(200)
Brazil, Brazil Real | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 1,500	$ 1,900
Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings, interest rate	3.65%	4.76%
Floating Rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,747,074	$ 2,075,276
Floating Rate | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,747,000	$ 2,075,000
Borrowings, percentage of total borrowings	85.80%	64.40%
Floating Rate | Argentina, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 0	$ 2,377
Floating Rate | Colombia, Pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 0	$ 11,793